Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of intangible assets
Opening amount			£ 837,564	£ 812,382
Additions			232,001	217,436
Disposals			(20,858)	(9,951)
Amortization charge	£ (49,423)	£ (50,495)	(102,693)	(97,340)
Closing amount	946,014	922,527	946,014	922,527
Cost / gross value
Reconciliation of intangible assets
Opening amount			1,392,130	1,368,446
Closing amount	1,480,251	1,472,518	1,480,251	1,472,518
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(554,566)	(556,064)
Closing amount	(534,237)	(549,991)	(534,237)	(549,991)
Goodwill
Reconciliation of intangible assets
Opening amount			421,453	421,453
Closing amount	421,453	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount			421,453	421,453
Closing amount	421,453	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening amount			408,579	384,885
Additions			230,952	215,086
Disposals			(20,858)	(9,951)
Amortization charge			(101,051)	(95,863)
Closing amount	517,622	494,157	517,622	494,157
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount			943,896	924,829
Closing amount	1,030,967	1,026,551	1,030,967	1,026,551
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(535,317)	(539,944)
Closing amount	(513,345)	(532,394)	(513,345)	(532,394)
Other intangible assets
Reconciliation of intangible assets
Opening amount			7,532	6,044
Additions			1,049	2,350
Amortization charge			(1,642)	(1,477)
Closing amount	6,939	6,917	6,939	6,917
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount			26,781	22,164
Closing amount	27,831	24,514	27,831	24,514
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(19,249)	(16,120)
Closing amount	£ (20,892)	£ (17,597)	£ (20,892)	£ (17,597)